Income Taxes - Schedule of Reconciliation Between Actual Income Tax Expense and Amount Computed by Applying Statutory Tax Rate (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of Effective Tax Rate [Line Items]
Tax effect of revenues exempt from taxation	$ 289	$ 72
Difference tax component between books and tax foreign exchange fluctuations	(41)	$ 24	$ 103
Parent [member]
Reconciliation of Effective Tax Rate [Line Items]
Difference tax component between books and tax foreign exchange fluctuations	$ 307